DETAIL OF SELECTED BALANCE SHEET ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of accounts receivable and allowance for doubtful accounts
Accounts receivable is comprised of the following at December 31, 2014 and 2013:

	December 31,
	2014	2013
Accounts receivable	$73,584	$41,182
Less allowance for doubtful accounts	—	(254)
Accounts receivable, net	$73,584	$40,928

Changes in the allowance for doubtful accounts during the years ended December 31, 2014 and 2013 were as follows:

	Years Ended December 31,
	2014	2013
Beginning balance	$(254)	$—
Charges to expense	—	254
Write-offs	254	—
Ending balance	$—	$(254)

Schedule of prepaid expenses
Changes in deferred loan issuance costs and related accumulated amortization during the years ended December 31, 2014 and 2013 were as follows:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Balance at December 31, 2012	$9,279	$(213)	$9,066
Additional 2012 Credit Agreement loan issuance costs	2,750	—	2,750
Amortization expense	—	(2,701)	(2,701)
Balance at December 31, 2013	12,029	(2,914)	9,115
Write-off of 2012 Credit Agreement deferred loan issuance costs due to repayment and termination of agreement	(12,029)	4,421	(7,608)
Senior secured notes loan issuance costs	6,691	—	6,691
Revolving credit agreement loan issuance costs	852	—	852
Amortization expense	—	(2,224)	(2,224)
Balance at December 31, 2014	$7,543	$(717)	$6,826
Prepaid expenses at December 31, 2014 and 2013 include the following:

	December 31,
	2014	2013
Prepaid taxes	$13,244	$1,130
Advances to suppliers	1,723	2,442
Deposits	868	355
Other	1,202	692
Total prepaid expenses	$17,037	$4,619

Schedule of property and equipment
Property and equipment is comprised of the following at December 31, 2014 and 2013:

		December 31,
	Estimated Useful Life	2014	2013
Field operating equipment	3 – 10 years	$100,379	$85,990
Vehicles	3 – 5 years	15,851	3,550
Leasehold improvements	2 – 5 years	498	455
Software	3 – 5 years	2,672	1,122
Computer equipment	3 – 5 years	2,808	4,358
Office equipment	3 – 5 years	1,000	968
		123,208	96,443
Less: accumulated depreciation and amortization		(46,112)	(31,871)
Property and equipment, net		$77,096	$64,572

Schedule of goodwill
Changes in the carrying value of goodwill during the years ended December 31, 2014 and 2013 were as follows:

Balance at December 31, 2012	$2,306
Foreign currency translation adjustment	(156)
Balance at December 31, 2013	2,150
Foreign currency translation adjustment	(173)
Balance at December 31, 2014	$1,977

Schedule of intangible assets
Changes in the carrying value of intangible assets and related accumulated amortization during the years ended December 31, 2014 and 2013 were as follows:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Balance at December 31, 2012	$1,684	$(206)	$1,478
Amortization expense	—	(121)	(121)
Foreign currency translation adjustment	(97)	—	(97)
Balance at December 31, 2013	1,587	(327)	1,260
Amortization expense	—	(114)	(114)
Foreign currency translation adjustment	(96)	—	(96)
Balance at December 31, 2014	$1,491	$(441)	$1,050

Schedule of future amortization expense of intangible assets	Future amortization expense is as follows:

2015	$109
2016	109
2017	109
2018	109
2019	109
Thereafter	505
Total	$1,050

Schedule of deferred loan issuance costs
Changes in deferred loan issuance costs and related accumulated amortization during the years ended December 31, 2014 and 2013 were as follows:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Balance at December 31, 2012	$9,279	$(213)	$9,066
Additional 2012 Credit Agreement loan issuance costs	2,750	—	2,750
Amortization expense	—	(2,701)	(2,701)
Balance at December 31, 2013	12,029	(2,914)	9,115
Write-off of 2012 Credit Agreement deferred loan issuance costs due to repayment and termination of agreement	(12,029)	4,421	(7,608)
Senior secured notes loan issuance costs	6,691	—	6,691
Revolving credit agreement loan issuance costs	852	—	852
Amortization expense	—	(2,224)	(2,224)
Balance at December 31, 2014	$7,543	$(717)	$6,826
Prepaid expenses at December 31, 2014 and 2013 include the following:

	December 31,
	2014	2013
Prepaid taxes	$13,244	$1,130
Advances to suppliers	1,723	2,442
Deposits	868	355
Other	1,202	692
Total prepaid expenses	$17,037	$4,619